S000003877 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent	38.00%	9.55%	8.40%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent	37.68%	9.28%	8.12%